ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative)									9 Months Ended	12 Months Ended
	Jul. 19, 2022 USD ($)	Jul. 18, 2022	Jun. 02, 2021 USD ($)	Jun. 02, 2021 CNY (¥)	May 25, 2021 USD ($)	May 25, 2021 CNY (¥)	Dec. 12, 2017 shares	Feb. 02, 2017 USD ($) shares	Sep. 30, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Jun. 30, 2020 shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Entity state of incorporation									CO	CO
Entity date of incorporation									Dec. 30, 1987	Dec. 30, 1987
Common stock, shares outstanding | shares									49,999,891	49,999,891	49,999,891	49,999,891
Business combination, consideration transferred | $	$ 4,301,293
Quanzhong Lin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares outstanding | shares													35,049,685
Stock issued during period, shares, new issues | shares							56,838,151
China Concentric [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination, consideration transferred | $								$ 300,000
Aixin Shangyan Hotel Management [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination, consideration transferred					$ 1,160,000	¥ 7,598,887					$ 1,160,000	¥ 7,598,887
Chengdu Aixintang Haichuan Pharmacy Co Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination, consideration transferred | ¥						¥ 34,635,845
Chengdu Aixintang Haichuan Pharmacy Co Ltd [Member] | Equity Transfer Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition, description of acquired entity			On June 2, 2021, AiXin HK entered into an Equity Transfer Agreement with Chengdu Aixintang Haichuan Pharmacy Co., Ltd. (formerly Chengdu Aixintang Pharmacy Co., Ltd.) and certain affiliated entities, each of which operates a pharmacy (together, “Aixintang Pharmacies”) and its three shareholders, Quanzhong Lin, Ting Li and Xiao Ling Li (“Transferor”). Mr. Lin owned in excess of 95% of the outstanding equity the Aixintang Pharmacies. The remaining equity interest was owned by Ting Li and Xiao Ling Li	On June 2, 2021, AiXin HK entered into an Equity Transfer Agreement with Chengdu Aixintang Haichuan Pharmacy Co., Ltd. (formerly Chengdu Aixintang Pharmacy Co., Ltd.) and certain affiliated entities, each of which operates a pharmacy (together, “Aixintang Pharmacies”) and its three shareholders, Quanzhong Lin, Ting Li and Xiao Ling Li (“Transferor”). Mr. Lin owned in excess of 95% of the outstanding equity the Aixintang Pharmacies. The remaining equity interest was owned by Ting Li and Xiao Ling Li
AiXintang Pharmacises [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination, consideration transferred			$ 5,310,000	¥ 34,635,845	$ 5,310,000						5,310,000	¥ 34,635,845
Business combination, adjusted | $											$ 116,802
Chengdu Aixintang Pharmacy Co Ltd [Member] | Pharmacies Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition, description of acquired entity			On June 2, 2021, AiXin HK entered into an Equity Transfer Agreement (the “Pharmacies Purchase Agreement”) with Chengdu Aixintang Haichuan Pharmacy Co., Ltd. (formerly Chengdu Aixintang Pharmacy Co., Ltd.) and certain affiliated entities, each of which operates a pharmacy (together, “Aixintang Pharmacies”) and its three shareholders, Quanzhong Lin, Ting Li and Xiao Ling Li (“Transferor”). Mr. Lin owned in excess of 95% of the outstanding equity the Aixintang Pharmacies. The remaining equity interest was owned by Ting Li and Xiao Ling Li.	On June 2, 2021, AiXin HK entered into an Equity Transfer Agreement (the “Pharmacies Purchase Agreement”) with Chengdu Aixintang Haichuan Pharmacy Co., Ltd. (formerly Chengdu Aixintang Pharmacy Co., Ltd.) and certain affiliated entities, each of which operates a pharmacy (together, “Aixintang Pharmacies”) and its three shareholders, Quanzhong Lin, Ting Li and Xiao Ling Li (“Transferor”). Mr. Lin owned in excess of 95% of the outstanding equity the Aixintang Pharmacies. The remaining equity interest was owned by Ting Li and Xiao Ling Li.
Yunnan Shengshengyuan Technology Co Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination, consideration transferred			$ 4,418,095	¥ 31,557,820
Business combination, adjusted | $			$ 116,802
Yunnan Shengshengyuan Technology Co Ltd [Member] | Transfer Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition, description of acquired entity		On July 19, 2022, HK Aixin entered into an Equity Transfer Agreement with Yunnan Shengshengyuan Technology Co., Ltd, and Yun Chen (the “Sellers”), the shareholders of Yunnan Runcangsheng Technology Company Ltd. (“Runcangsheng”). Yunnan Shengshengyuan owns in excess of 95% of the outstanding equity
China Concentric [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investment, ownership percentage								65.00%
Aixin Shangyan Hotel Management [Member] | Equity Transfer Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investment, ownership percentage					100.00%	100.00%
Equity Transfer Agreement [Member] | Aixin Shangyan Hotel Management [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investment, ownership percentage					100.00%	100.00%
China Concentric [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares outstanding | shares								7,380,352
Common stock percentage								65.00%